Regulated Operations Plant and Leases - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating cash flows from operating leases	$ 15,413	$ 13,655	$ 12,444
Operating cash flows from finance leases	278	36	33
Financing cash flows from finance leases	3,547	199	212
Operating leases	12,206	20,919	24,687
Finance leases	3,332	361	13,839
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
Operating cash flows from operating leases	744	766	1,278
Operating cash flows from finance leases	0	0	0
Financing cash flows from finance leases	0	0	0
Operating leases	609	1,547	862
Finance leases	0	0	0
Centuri
Lessee, Lease, Description [Line Items]
Operating cash flows from operating leases	14,669	12,889	11,166
Operating cash flows from finance leases	278	36	33
Financing cash flows from finance leases	3,547	199	212
Operating leases	11,597	19,372	23,825
Finance leases	$ 3,332	$ 361	$ 13,839